Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts receivable	$ 88,077	$ 101,640
Revenue	331,799	305,698
Related Party | Minda Westport Technologies Limited
Related Party Transaction [Line Items]
Accounts receivable	1,671	3,974
Revenue	$ 7,200	$ 10,473